Schedule of Property, Plant and Equipment (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Fixed Assets Schedule Of Property, Plant And Equipment 1	$ 326,220
Fixed Assets Schedule Of Property, Plant And Equipment 2	39,897
Fixed Assets Schedule Of Property, Plant And Equipment 3	(11,152)
Fixed Assets Schedule Of Property, Plant And Equipment 4	(1,814)
Fixed Assets Schedule Of Property, Plant And Equipment 5	315,068
Fixed Assets Schedule Of Property, Plant And Equipment 6	38,083
Fixed Assets Schedule Of Property, Plant And Equipment 1		39,897
Fixed Assets Schedule Of Property, Plant And Equipment 2		(1,814)
Fixed Assets Schedule Of Property, Plant And Equipment 3		$ 38,093